Nature of Operations and Continuance of Business (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Nature of Operations and Continuance of Business (Textual)
Working capital deficit	$ 371,029
Accumulated deficit	$ (6,733,529)	$ (6,641,004)